General Information (Details) $ in Millions			1 Months Ended		3 Months Ended		6 Months Ended		25 Months Ended
	Feb. 24, 2023 shares	Jan. 31, 2023 shares	Jul. 31, 2023 USD ($) shares	Apr. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) rig shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) rig shares	Jun. 30, 2022 USD ($) shares	Aug. 17, 2023 USD ($) shares	Aug. 16, 2023 shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 shares	Jul. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issue of common shares (in shares) | shares	10,000,000	15,000,000
Proceeds from share issuance, net of issuance cost					$ 0.0	$ 3.6	$ 0.0	$ 37.7
Common stock, shares issued (in shares) | shares					254,263,598	152,901,508	254,263,598	152,901,508				229,263,598
At-The-Market offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount authorized for issuance													$ 40.0
Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock, shares issued (in shares) | shares			255,557,553							256,557,553
Subsequent event | At-The-Market offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issue of common shares (in shares) | shares			1,293,955
Proceeds from share issuance, net of issuance cost			$ 9.7
Number of shares sold in transaction (in shares) | shares									3,643,955
Sale of stock, consideration received on transaction									$ 18.4
New DNB Facility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal				$ 175.0							$ 150.0
Proceeds from issuance of long-term debt				$ 25.0
Jack-up rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig					22		22
Number of rigs under construction | rig					2		2
Number of jack-up rigs owned, including jack-up rigs under construction | rig					24		24
Number of jack-up rigs scheduled for delivery | rig					2		2